CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 1,827,000	$ 1,095,000	$ 4,018,000	$ 4,308,000
Cost of revenue	931,000	807,000	2,269,000	2,644,000
Gross profit	896,000	288,000	1,749,000	1,664,000
Operating expenses:
Research and development	71,000	72,000	581,000	368,000
General and administration	766,000	536,000	2,386,000	1,456,000
Selling and marketing	542,000	176,000	1,202,000	600,000
Total operating expenses	1,379,000	784,000	4,169,000	2,424,000
Operating loss	(483,000)	(496,000)	(2,420,000)	(760,000)
Other expense:
Interest	(3,000)		(3,000)
Total other expense	(3,000)		(3,000)
Net loss	(486,000)	(496,000)	(2,423,000)	(760,000)
Preferred Dividends	(139,000)		(139,000)
Net loss available to common stockholders	$ (625,000)	$ (496,000)	$ (2,562,000)	$ (760,000)
Net loss per common share basic and diluted:	$ (0.01)		$ (0.17)
Weighted average common shares, basic and diluted	43,941,493		14,808,122